Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties

The following table sets forth information regarding our directors and executive officers for the years ended December 31, 2020 and 2021.

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Short-term employee benefits	1,056	2,692
	1,056	2,692